Acquisitions (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 30, 2021 CNY (¥)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2021	Dec. 31, 2019 CNY (¥)
Purchase price allocation
Goodwill			¥ 2,338,303		¥ 1,295,786	$ 366,931		¥ 1,012,026
Total purchase price comprised of:
Share consideration			1,207,980	$ 189,558	889,957
Anime Business
Acquisitions
Percentage of equity interest owned after transactions							100.00%
Purchase price allocation
Net assets acquired			189,763
Goodwill			283,402
Total			687,165
Total purchase price comprised of:
Cash consideration		¥ 369,100	369,124
Share consideration			243,203
Fair value of previously held equity interests			74,838
Total			687,165
Anime Business | Brand
Purchase price allocation
Intangible assets			¥ 85,000
Amortization Period			8 years	8 years
Anime Business | Vendor relationship
Purchase price allocation
Intangible assets			¥ 75,000
Amortization Period			10 years	10 years
Anime Business | Non-compete clause
Purchase price allocation
Intangible assets			¥ 54,000
Amortization Period			6 years	6 years
Comics Business
Acquisitions
Percentage of equity interest owned after transactions	100.00%
Purchase price allocation
Net assets acquired			¥ 48,764
Deferred tax liabilities			(42,133)
Goodwill			281,369
Total			600,000
Total purchase price comprised of:
Cash consideration	¥ 600,000		600,000
Comics Business | Brand
Purchase price allocation
Intangible assets			¥ 23,000
Amortization Period			10 years	10 years
Comics Business | User base
Purchase price allocation
Intangible assets			¥ 11,000
Amortization Period			3 years	3 years
Comics Business | Copyrights
Purchase price allocation
Intangible assets			¥ 269,000
Amortization Period			8 years	8 years
Comics Business | Technology
Purchase price allocation
Intangible assets			¥ 4,000
Amortization Period			3 years	3 years
Comics Business | Non-compete clause
Purchase price allocation
Intangible assets			¥ 5,000
Amortization Period			2 years	2 years
Other acquisitions
Purchase price allocation
Net assets acquired			¥ 28,320		18,495
Noncontrolling interests					(44,064)
Deferred tax liabilities					(49,140)
Goodwill			477,746		283,760
Total			754,166		413,751
Total purchase price comprised of:
Cash consideration			244,949		295,323
Share consideration			391,244		118,428
Fair value of previously held equity interests			117,973
Total			754,166		413,751
Other acquisitions | Brand
Purchase price allocation
Intangible assets			¥ 66,000
Amortization Period			5 years	5 years
Other acquisitions | User base
Purchase price allocation
Intangible assets			¥ 1,500		700
Amortization Period			5 years	5 years
Other acquisitions | Copyrights
Purchase price allocation
Intangible assets			¥ 2,100		49,000
Other acquisitions | Copyrights | Minimum
Purchase price allocation
Amortization Period			3 years	3 years
Other acquisitions | Copyrights | Maximum
Purchase price allocation
Amortization Period			10 years	10 years
Other acquisitions | Technology
Purchase price allocation
Intangible assets			¥ 3,500
Amortization Period			5 years	5 years
Other acquisitions | Vendor relationship
Purchase price allocation
Intangible assets					86,000
Amortization Period			10 years	10 years
Other acquisitions | On-going projects
Purchase price allocation
Intangible assets			¥ 64,000		¥ 69,000
Other acquisitions | On-going projects | Minimum
Purchase price allocation
Amortization Period			3 years	3 years
Other acquisitions | On-going projects | Maximum
Purchase price allocation
Amortization Period			4 years 6 months	4 years 6 months
Other acquisitions | Customer relationship
Purchase price allocation
Intangible assets			¥ 83,000
Amortization Period			5 years	5 years
Other acquisitions | Non-compete clause
Purchase price allocation
Intangible assets			¥ 28,000
Amortization Period			6 years	6 years